Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Series Floating Rate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Floating Rate High Income Fund
Class Name	Fidelity® Series Floating Rate High Income Fund
Trading Symbol	FFHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Floating Rate High Income Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Floating Rate High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Leveraged loans posted a strong gain for the 12 months ending September 30, 2025. The category performed well early on, but declined in March and April, along with other risk assets, on concerns about the impact of a possible trade war on the economy. Loans then rebounded when the U.S. administration relaxed its stance on tariffs, but underperformed later in the period amid declining rates and the Federal Reserve's first rate cut since December.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 7.33% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, market selection was the primary contributor, led by an underweight in automotive. Security selection in chemicals & plastics also boosted the fund's relative performance. Also contributing to our result were security selection and an underweight in business equipment & services.
•The top individual relative contributor this period was avoiding First Brands, a benchmark component that returned roughly -65%. A second notable relative contributor was an overweight in Altice (+35%). It was one of the fund's biggest holdings. A non-benchmark stake in Chesapeake Energy gained about 33% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in food products and home furnishings.
•The largest individual relative detractor was an overweight in New Fortress Energy (-40%). A non-benchmark stake in Del Monte returned -31% and was the second-largest relative detractor. Another notable relative detractor was our non-benchmark stake in Securus Technologies (-31%).
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to business equipment & services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity® Series Floating Rate High Income Fund $10,000 $10,459 $11,022 $11,663 $12,201 $12,246 $13,402 $13,176 $14,915 $16,354 $17,545 Morningstar® LSTA® US Performing Loans $10,000 $10,570 $11,144 $11,754 $12,107 $12,271 $13,353 $13,005 $14,746 $16,202 $17,342 Bloomberg U.S. Universal Bond Index $10,000 $10,611 $10,713 $10,606 $11,674 $12,454 $12,479 $10,617 $10,788 $12,090 $12,502 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Floating Rate High Income Fund 7.28% 7.46% 5.78% Morningstar® LSTA® US Performing Loans 7.04% 7.16% 5.66% Bloomberg U.S. Universal Bond Index 3.40% 0.08% 2.26% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 264,303,762
Holdings Count | shares	554
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$264,303,762
Number of Holdings	554
Total Advisory Fee	$0
Portfolio Turnover	53%

Holdings [Text Block]	A 0.0 BBB 1.3 BB 21.1 B 57.0 CCC,CC,C 7.4 Not Rated 6.9 Equities 1.6 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.3 BB - 21.1 B - 57.0 CCC,CC,C - 7.4 Not Rated - 6.9 Equities - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.8 Corporate Bonds 3.5 Common Stocks 1.5 Preferred Securities 0.2 Asset-Backed Securities 0.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.8 Corporate Bonds - 3.5 Common Stocks - 1.5 Preferred Securities - 0.2 Asset-Backed Securities - 0.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 91.9 United Kingdom 2.5 Canada 1.7 Netherlands 1.1 France 1.1 Grand Cayman (UK Overseas Ter) 0.4 Luxembourg 0.3 Sweden 0.3 Puerto Rico 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 United Kingdom - 2.5 Canada - 1.7 Netherlands - 1.1 France - 1.1 Grand Cayman (UK Overseas Ter) - 0.4 Luxembourg - 0.3 Sweden - 0.3 Puerto Rico - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.5 Fertitta Entertainment LLC/NV 1.3 Acrisure LLC 1.2 Clydesdale Acquisition Holdings Inc 1.2 Caesars Entertainment Inc 1.2 Altice France SA 1.1 X Corp 1.1 MH Sub I LLC 1.1 Polaris Newco LLC 1.1 14.4